ALPS ETF TRUST

(THE “TRUST”)

SUPPLEMENT DATED JULY 31, 2024

TO THE TRUST’S STATEMENT OF ADDITIONAL INFORMATION (“SAI")

DATED MARCH 29, 2024, AS SUPPLEMENTED

Effective immediately, the headings entitled “Trustees and Officers” through “Remuneration of Trustees and Officers” under the “Management” section in the Trust’s SAI is hereby deleted and replaced in its entirety with the following:

MANAGEMENT

Trustees and Officers

Overall responsibility for oversight of each Fund rests with the Trustees, and the Trust has engaged the Adviser to manage each Fund on a day-to-day basis. The Trust currently has seven Trustees. Six Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser. These are the “non-interested” or “independent” Trustees (“Independent Trustees”). The other Trustee (the “Interested Trustee”) is affiliated with the Adviser.

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Independent Trustee, and other directorships, if any, held by the Trustee are shown below.

Independent Trustees

Name, Address & Year of Birth*	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees***	Other Directorships Held by Trustees
Mary K. Anstine, 1940	Trustee	Since March 2008	Ms. Anstine is Trustee/Director of AV Hunter Trust and Colorado Uplift Board.	40	Ms. Anstine is a Trustee of ALPS Variable Investment Trust (7 funds); Financial Investors Trust (17 funds); and Reaves Utility Income Fund.
Jeremy W. Deems, 1976	Trustee	Since March 2008	Mr. Deems is the Co-Founder and Chief Financial Officer of Green Alpha Advisors, LLC, a registered investment advisor, and Co-Portfolio Manager of the AXS Green Alpha ETF.	40	Mr. Deems is a Trustee of ALPS Variable Investment Trust (7 funds); Financial Investors Trust (17 funds); and Reaves Utility Income Fund.

Name, Address & Year of Birth*	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees***	Other Directorships Held by Trustees
Rick A. Pederson, 1952	Trustee	Since March 2008	Mr. Pederson is Partner, Bow River Capital Partners (private equity management), 2003 - present; Board Member, Strong-Bridge Consulting, 2015-2019; Board Member, IRI/ODMS Holdings LLC, 2017 – 2019; Director, National Western Stock Show (not for profit) 2010 - present; Director, History Colorado (not for profit) 2015-present; Director, Citywide Bank Advisory Board 2017-present; Trustee, Boettcher Foundation, 2018 -present.	25	Mr. Pederson is Trustee of Segall Bryant & Hamill Trust (14 funds) and Principal Real Estate Income Fund (1 fund).
Edmund J. Burke, 1961	Trustee	Since December 2017	Mr. Burke is currently a partner at ETF Action, a web-based system that provides data and analytics to registered investment advisers, (since 2020) and a Director of Alliance Bioenergy Plus, Inc., a technology company focused on emerging technologies in the renewable energy, biofuels, and bioplastics technology sectors (since 2020). Prior to his retirement on June 3, 2019, Mr. Burke served as the President and Director of ALPS Holdings, Inc., and ALPS Advisors, Inc., and as a Director of ALPS Distributors, Inc., ALPS Fund Services, Inc. (“ALPS”), and ALPS Portfolio Solutions Distributor, Inc.	35

Mr. Burke is a Trustee of Clough Global Dividend and Income Fund (1 fund); Clough Global Equity Fund (1 fund); Clough Global Opportunities Fund (1 fund); Liberty All-Star Equity Fund (1 fund); Director of the Liberty All-Star Growth Fund, Inc. (1 fund) and Financial Investors Trust (17 funds).

Joseph F. Keenan, 1962	Trustee	Since July 2024	Mr. Keenan is the sole proprietor of Target Consulting LLC, a consulting firm he founded in 2019. Mr. Keenan’s consulting projects have included an engagement with DST Systems, Inc., an affiliate of SS&C Technologies, where he served as a Senior Vice President from May 2019 to March 2020.	24	Mr. Keenan is a Trustee of WisdomTree Digital Trust (13 funds)

Name, Address & Year of Birth*	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees***	Other Directorships Held by Trustees
Susan K. Wold, 1960	Trustee	Since July 2024	Ms. Wold was the Global Ombudsman, Head of North American Compliance and interim Head of Risk for Janus Henderson Investors from 2017-2020 and the Chief Compliance Officer and Anti Money Laundering Officer for various Janus investment funds.	24	Ms. Wold is a Trustee of Versus Capital Infrastructure Income Fund (1 fund); Versus Capital Real Assets Fund (1 fund); and Versus Capital Multi-Manager Real Estate Income Fund (1 fund).

*	The business address of the Trustee is c/o ALPS Advisors, Inc., 1290 Broadway, Suite 1000, Denver, Colorado 80203.

**	This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his or her successor is elected.

***	The Fund Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. provides investment advisory services.

The Trustee who is an “interested person” of the Trust, his term of office and length of time served, his principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Interested Trustee and the other directorships, if any, held by the Trustee, are shown below.

Interested Trustee

Name, Address & Year of Birth*	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Laton Spahr, 1975****	President and Trustee	President since June 2021 Trustee since July 2024	Mr. Spahr joined ALPS in 2019 and currently serves as President and Portfolio Manager of AAI. Prior to his current role, Mr. Spahr was a Senior Vice President and Strategy Leader of the Value & Income Team for Oppenheimer Funds from 2013 to 2019.	24	N/A

*	The business address of the Trustee is c/o ALPS Advisors, Inc., 1290 Broadway, Suite 1000, Denver, Colorado 80203.

**	This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his or her successor is elected.

***	The Fund Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. provides investment advisory services.

****	Mr. Spahr, the President of the Trust, is deemed an “interested person” by virtue of his position as an officer of the Trust and of ALPS Advisors, Inc.

Officers

Name, Address & Year of Birth*	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Matthew Sutula, 1985	Chief Compliance Officer (“CCO”)	Since December 2019	Mr. Sutula joined ALPS in 2012 and currently serves as Chief Compliance Officer of AAI. Prior to his current role, Mr. Sutula served as interim Compliance Officer of the Trust (September 2019 to December 2019). Compliance Manager and Senior Compliance Analyst for AAI, as well as Compliance Analyst for AFS. Mr. Sutula is also Chief Compliance Officer of Principal Real Estate Income Fund, ALPS Variable Investment Trust, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. From September 2019 to September 2022 he served as Chief Compliance Officer of RiverNorth Opportunities Fund, Inc.
Erich Rettinger, 1985	Treasurer	Since September 2023	Mr. Rettinger is Vice President of AAI (since 2021) and serves as Treasurer of Principal Real Estate Income Fund, Liberty All-Star Equity Fund, Liberty All-Star Growth Fund, Inc., and President of ALPS Variable Investment Trust. From March 2021 to March 2024 he served as Treasurer of ALPS Variable Investment Trust. From December 2021 to October 2022 he also served as Treasurer of RiverNorth Opportunities Fund, Inc. From 2013-2021, he served as Vice President and Fund Controller of ALPS Fund Services.
Brendan Hamill, 1986	Secretary	Since June 2024	Mr. Hamill rejoined ALPS in April 2024, and is currently Vice President and Principal Legal Counsel. Prior to his current role, Mr. Hamill was an Attorney-Adviser at the U.S. Securities and Exchange Commission (October 2022-March 2024), Vice President and Principal Legal Counsel ALPS (August 2021-October 2022), and an attorney at Lewis Brisbois Bisgaard & Smith, LLP (law firm) (December 2018-August 2021). Mr. Hamill also serves as Secretary of each of the ALPS Variable Investment Trust, Financial Investors Trust, and the Principal Real Estate Income Fund.
Michael Herrera, 1985	Assistant Treasurer	Since February 2024	Mr. Herrera is Manager of Fund Operations of AAI (since 2022) and serves as Assistant Treasurer of ALPS ETF Trust since February 2024. Michael was previously a Fund Controller of ALPS Fund Services (2016 – 2018).

Name, Address & Year of Birth*	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Susan M. Cannon, 1974	Assistant Secretary	Since May 2023	Ms. Cannon joined ALPS in September 2022, and is currently a Senior Paralegal of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Cannon worked for World Premier Private Partnership, Brown Brothers Harriman & Co

*	The business address of each Officer is c/o ALPS Advisors, Inc., 1290 Broadway, Suite 1000, Denver, Colorado 80203. Each Officer is deemed an affiliate of the Trust as defined under the 1940 Act.

**	This is the period for which the Officer began serving the Trust. Each Officer serves an indefinite term, until his or her successor is elected.

Additional Information About the Trustees’ Qualifications and Experience

The following is a brief discussion of the specific education, experience, qualifications, or skills that led to the conclusion, as of the date of this SAI, that each person identified below should serve as a Trustee for the Trust.

Mary K. Anstine

Ms. Anstine has been an Independent Trustee of the Trust since March 25, 2008. Currently retired, Ms. Anstine has over 30 years of financial services experience. Most recently, she was President and CEO of HealthONE Alliance, Denver, Colorado from 1995 through 2004. Ms. Anstine has also served in various executive positions with several philanthropic organizations such as the AV Hunter Trust, Colorado Uplift Board. Prior to that, Ms. Anstine was an Executive Vice President of First Interstate Bank of Denver, Colorado and formerly a Director of Trust Bank of Colorado. In addition, Ms. Anstine served on the Executive Committee of the American Bankers Association. She was selected to serve as a Trustee of the Trust based on her business and financial services experience.

Edmund J. Burke

Mr. Burke has been an Independent Trustee of the Trust since December 11, 2017. Mr. Burke joined ALPS Fund Services, Inc., the Fund’s administrator, in 1991 and retired in 2019. He previously served as Director of ALPS Holdings, Inc., ALPS Fund Services, Inc., ALPS Advisors, Inc., ALPS Distributors, Inc., the Fund’s principal underwriter, and ALPS Portfolio Solutions Distributor, Inc. Mr. Burke has over 20 years of financial services and investment management experience. Before joining ALPS, Mr. Burke was a Regional Vice President for the Pioneer Funds in Boston and has also worked with Fidelity. Mr. Burke has a B.A. in Economics from the University of New Hampshire. He was selected to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

Jeremy W. Deems

Mr. Deems has been an Independent Trustee of the Trust since March 25, 2008. In 2007, Mr. Deems co-founded Green Alpha Advisors, LLC, a registered investment adviser, for which he currently serves as Co-Founder, Chief Compliance Officer and Chief Financial Officer. Prior to co-founding Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, investment adviser to the Forward Funds, ReFlow Management Co., LLC, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC, an administrative services company, from 1998 to June 2007. Mr. Deems also has experience serving on the boards of other public and private organizations, including registered investment funds. Mr. Deems received a B.S. and an MBA in finance from Saint Mary’s College of California and was a licensed Certified Public Accountant and a member of the American Institute of Certified Public Accountants from 2001 to 2016. He was selected to serve as a Trustee of the Trust based on his business, financial services, accounting and investment management experience.

Joseph F. Keenan

Mr. Keenan is the sole proprietor of Target Consulting LLC, a consulting firm he founded in 2019. Mr. Keenan’s consulting projects have included an engagement with DST Systems, Inc., an affiliate of SS&C Technologies, where he served as a Senior Vice President from May 2019 to March 2020. Mr. Keenan has over 30 years of experience in the financial services industry, including roles in sales, fund services and operations at Bank of New York Mellon, a global custodial bank, fund administrator and accounting agent. Mr. Keenan also has experience serving on boards of other public and private organizations, including registered investment funds. Mr. Keenan has an MBA in finance from the NYU Stern School of Business and a B.A. in English Language and Communications from the University of Michigan. He was selected to serve as a Trustee of the Trust based on his business, financial services, fund services and operations industry experience.

Rick A. Pederson

Mr. Pederson has been an Independent Trustee of the Trust since March 25, 2008. Mr. Pederson is currently Vice Chairman and Chief Strategy Officer at Bow River Capital, an alternatives investment firm he joined in 2003. Mr. Pederson has served in roles as a manager and consultant to various other private equity and real estate investment funds, and has served on the boards of several private companies and not-for-profit entities. Mr. Pederson received BSBA, MSBA, and JD degrees from the University of Denver. He was selected to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

Susan K. Wold

Ms. Wold has over 30 years of experience in financial services with expertise in global securities regulation, corporate governance and ethics, third party oversight, and public and private investment funds. Most recently, Ms. Wold was the Global Ombudsman, Head of North American Compliance and interim Head of Risk for Janus Henderson Investors from 2017-2020 and the Chief Compliance Officer and Anti Money Laundering Officer for various Janus investment funds. Prior to that, Ms. Wold served in various senior compliance roles at Janus Capital Group and Janus Capital Management LLC from 2005-2017. Prior to Janus Capital Group, Ms. Wold held a variety of legal and compliance positions in the asset management industry and as a lawyer in private practice. Ms. Wold also has experience serving on boards of other public and private organizations, including registered investment funds. Ms. Wold holds a JD from the University of Minnesota Sturm College of Law, a Business Administration degree from Colorado College and a Diversity, Equity, and Inclusion in the Workplace certificate from the University of South Florida MUMA College of Business. Ms. Wold was selected to serve as a Trustee of the Trust based on her financial services and fund operations, risk management and compliance experience.

Laton Spahr

Mr. Spahr has been the President of the Trust since June 2021 and is a Portfolio Manager of ALPS Active Equity Opportunity ETF, a series of the Trust. Mr. Spahr joined SS&C ALPS Advisors in 2019 and serves as its President. Mr. Spahr has over 20 years of financial services and investment management experience. Prior to his association with SS&C ALPS, Mr. Spahr was a Senior Vice President and Strategy Leader of the Value & Income Team for OppenheimerFunds from 2013 to 2019. Prior to OppenheimerFunds, Mr. Spahr was a leader at Columbia Management Investment Advisors, where he managed value and income strategies across institutional and retail investment channels. Mr. Spahr has an M.S. Finance degree from the Applied Securities Analysis Program at the University of Wisconsin - Madison and a B.S. degree in Finance from the University of Wyoming. He was selected to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of each Fund rests with the Trustees. The Trust has engaged the Adviser to manage each Fund on a day-to-day basis. The Board is responsible for overseeing the Adviser and other service providers in the operations of each Fund in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s charter. The Board is currently composed of seven members, six of whom are Independent Trustees. The Board meets at regularly scheduled quarterly meetings each year. In addition, the Board may hold special in-person, telephonic or videoconference meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. As described below, the Board has established a Nominating and Governance Committee and an Audit Committee, and may establish ad hoc committees or working groups from time to time, to assist the Board in fulfilling its oversight responsibilities.

The Board has appointed Mr. Pederson, an Independent Trustee, to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. The Board reviews matters related to its leadership structure annually. The Board has determined that the Board’s leadership structure is appropriate given the Trust’s characteristics and circumstances. These characteristics include, but are not limited to, the fact that the Chairman of the Board is an Independent Trustee, the Trust’s multiple series of funds, the Trust’s net assets, the services provided by the Trust’s service providers, and the formal and informal functions of the various Independent Trustees both during and between Board meetings.

Risk oversight forms part of the Board’s general oversight of the Funds and is addressed as part of various Board and Committee activities. As part of its regular oversight of the Funds, the Board, directly or through either Committee, interacts with and reviews reports from, among others, Fund management, the Adviser, the Funds’ Chief Compliance Officer, the Funds’ legal counsel and the independent registered public accounting firm for the Funds regarding risks faced by each Fund. The Board, with the assistance of Fund management and the Adviser, reviews investment policies and risks in connection with its review of each Fund’s performance. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Funds’ compliance program and reports to the Board regarding compliance matters for each Fund and its principal service providers. In addition, as part of the Board’s periodic review of each Fund’s advisory and other service provider agreements, the Board may consider risk management aspects of these service providers’ operations and the functions for which they are responsible.

None of the Independent Trustees own securities in the Adviser or the Distributor, nor do they own securities in any entity directly controlling, controlled by, or under common control with the Adviser or the Distributor.

The Board met six times during the fiscal year ended November 30, 2023.

Audit Committee. The Board has an Audit Committee which considers such matters pertaining to the Trust’s books of account, financial records, internal accounting controls and changes in accounting principles or practices as the Trustees may from time to time determine. The Audit Committee also considers the engagement and compensation of the independent registered public accounting firm (“Firm”) and ensures receipt from the Firm of a formal written statement delineating relationships between the Firm and the Trust, consistent with Public Company Accounting Oversight Board Rule 3526. The Audit Committee also meets privately with the representatives of the Firm to review the scope and results of audits and other duties as set forth in the Audit Committee’s Charter. The Audit Committee members, each of whom are Independent Trustees are: Ms. Anstine and Messrs. Deems (Chairman) and Pederson. The Audit Committee met four times during the fiscal year ended November 30, 2023.

Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee meets periodically to advise and assist the Board in selecting nominees to serve as trustees of the Trust. The Nominating and Corporate Governance Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board. The Nominating and Corporate Governance Committee also advises and assists the Board in establishing, implementing and executing policies, procedures and practices that assure orderly and effective governance of the Trust and effective and efficient management of all business and financial affairs of the Trust. Members of the Nominating and Corporate Governance Committee, each of whom are Independent Trustees, are Ms. Anstine, and Messrs. Deems and Pederson (Chairman). The Nominating and Corporate Governance Committee of the Board met once during the fiscal year ended November 30, 2023.

Shareholder Nominations. The Board will consider shareholder nominees for Trustees. All nominees must possess the appropriate characteristics, skills and experience for serving on the Board. In particular, the Board and its Independent Trustees will consider each nominee’s integrity, educational, professional background, understanding of the Trust’s business on a technical level and commitment to devote the time and attention necessary to fulfill a Trustee’s duties. All shareholders who wish to recommend nominees for consideration as Trustees shall submit the names and qualifications of the candidates to the Secretary of the Trust by writing to: ALPS ETF Trust, 1290 Broadway, Suite 1000, Denver, Colorado 80203.

As of December 31, 2023, the dollar range of equity securities in the Funds beneficially owned by Independent Trustees were as follows:

Independent Trustees	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Mary K. Anstine	None	None
Edmund J. Burke	None	None
Jeremy W. Deems	None	None
Rick Pederson	None	None

Messrs. Keenan and Spahr and Ms. Wold were not Trustees as of December 31, 2023.

Remuneration of Trustees and Officers

From February 16, 2022 through June 30, 2023, each Trustee received (1) a quarterly retainer of $20,000, (2) a per meeting fee of $10,000, (3) $2,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board received a quarterly retainer of $5,000, the Chairman of the Audit Committee received a quarterly retainer of $3,000, and the Chairman of the Nominating & Governance Committee received a quarterly retainer of $2,000.

Effective July 1, 2023, each Independent Trustee receives (1) a quarterly retainer of $25,000, (2) a per meeting fee of $15,000, (3) $2,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $5,000, the Chairman of the Audit Committee receives a quarterly retainer of $3,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,000. Mr. Spahr receives no compensation or expense reimbursements from the Trust.

The following chart provides certain information about the Trustee fees paid by the Trust for the fiscal year ended November 30, 2023:

	Aggregate Compensation From the Trust	Pension Or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From The Trust And Fund Complex Paid To Trustees(1)
Mary K. Anstine, Trustee	$132,500	$0	$0	$416,500
Edmund J. Burke, Trustee	$143,000	$0	$0	$425,000
Jeremy W. Deems, Trustee	$147,000	$0	$0	$443,500
Rick A. Pederson, Trustee	$155,000	$0	$0	$200,500

(1)	The Fund Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. provides investment advisory services.

Messrs. Keenan and Spahr and Ms. Wold were not Trustees for the fiscal year ended November 30, 2023. Officers who are employed by the Adviser receive no compensation or expense reimbursements from the Trust.

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Please retain this supplement for future reference.